COMMITMENTS AND CONTINGENCIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Lessee, Operating Lease, Liability, Maturity	As of March 31, 2025, future minimum operating lease payments are as follows:

	2025	2026	2027	2028	2029	Total
Minimum lease payments	$429	$172	$95	$97	$79	$872
As of December 31, 2024, future minimum operating lease payments are as follows:

	2025	2026	2027	2028	2029	Total
Minimum lease payments	$624	$170	$94	$97	$79	$1,064